STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)												1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 19, 2019	Sep. 18, 2019	May 29, 2019	Mar. 15, 2019	Feb. 27, 2019	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Jul. 27, 2018	Mar. 31, 2018	Aug. 09, 2017	Dec. 31, 2019	Apr. 30, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants Issued															$ 1,153,465		$ 1,153,465
Exercise price (in dollars per share)														$ 0.15
Shares issued during period value																	1,153,645
Proceeds from issuance of convertible stock																	$ 2,312,005
Common stock issued												111,893,779			102,553,706	111,893,779	102,553,706
Share-based payment for settlement agreement with shareholders										$ 279,000
Exercised total share price																200,000	22,809,908
Compensation expense																$ 174,660	$ 160,500
Unrecognized compensation cost																$ 0	$ 0
Private Placement [Member]
Number of share cancelled									607,143
Proceeds From Issuance of Private Placement																		$ 2,100,000
Warrant term																		5 years
Third Party [Member]
Share-based payment for settlement agreement with shareholders										139,500
Related Party [Member]
Share-based payment for settlement agreement with shareholders										$ 139,500
Common Stock [Member]
Restricted stock awards granted																1,000,000	2,212,500
Common stock sold																		715,000
Shares issued during period value																	$ 15,906
Shares issued during period																	15,906,168
Common Stock [Member] | Bridge Financing [Member]
Restricted stock units issued	1,000,000
Restricted stock units fair value	$ 70,100
Warrant [Member]
Exercise price (in dollars per share)												$ 0.0699				$ 0.0699
Mr. Norman Gardner [Member]
Issuance of shares cashless exercise of options related to services														4,027,778
Disposed shares related to services														972,222
Proceeds from issuance of convertible stock																	$ 2,079,345
Principal amount															$ 120,000		120,000
Accrued interest																	2,478
Mr. Norman Gardner [Member] | Settlement Agreement [Member]
Exercise price (in dollars per share)										$ 0.40
Common stock issued										500,000
Amount of Settlement paid										$ 500,000
Number of common stock called by warrants (in shares)										3,700,000
Mr. Norman Gardner [Member] | Private Placement [Member]
Proceeds From Issuance of Private Placement																	$ 530,777
Mr. Norman Gardner [Member] | Common Stock [Member]
Restricted stock awards granted																	300,000
Common stock sold																	20,787,784
Shares issued during period												240,000
Proceeds from issuance of convertible stock																	$ 12,054,576
Shares issued to convert accounts payable																	1,749,683
Mr. Norman Gardner [Member] | Common Stock [Member] | Common stock and warrant [Member]
Common stock sold																	7,590,111
Former Director [Member] | Common Stock [Member]
Warrants Issued			$ 200,000
Shares issued during period			71,774
Restricted Common Stock [Member]
Compensation expense																	$ 111,105
Unrecognized compensation cost																	$ 0
Restricted Common Stock [Member] | Five Director [Member]
Restricted stock awards granted																1,200,000
Restricted stock awards granted term																1 year
Restricted Common Stock [Member] | Three Director [Member]
Number of share cancelled					320,000
Restricted Common Stock [Member] | Five Director [Member]
Restricted stock awards granted																	600,000
Restricted Common Stock [Member] | Director and Chief Executive Officer [Member]
Restricted stock vested, shares															150,000
Restricted stock awards granted															1,425,000
Restricted stock awards granted term															1 year
Restricted Common Stock [Member] | Six Non-employee Directors [Member]
Restricted stock awards granted											300,000
Restricted stock awards granted term											1 year
Restricted Stock Units (RSUs) [Member]
Restricted stock units, Expense																$ 0	$ 8,625
Shares issued during period value																$ 83,572
Shares issued during period																680,000
Restricted Stock Units (RSUs) [Member] | Investor Relations and Advisory Agreement [Member]
Restricted stock units, Expense																$ 35,870
Restricted stock units issued																292,730
Monthly fee				$ 5,000
Restricted Stock Units (RSUs) [Member] | Consulting Service Agreement [Member]
Restricted stock units, Expense																$ 19,000
Restricted stock units issued																200,000
Unvested Restricted Stock [Member] | Four Director [Member]
Number of share cancelled		120,000
Warrant [Member]
Warrant term																		5 years
Warrants Issued															$ 16,513,311		$ 16,513,311	$ 715,000
Exercise price (in dollars per share)														$ 0.10				$ 0.15
Warrant [Member] | Mr. Norman Gardner [Member]
Common stock sold																	20,787,784
Warrants Issued														$ 5,000,000
Exercise price (in dollars per share)								$ 0.15
Shares issued during period																	20,787,784
Proceeds from issuance of convertible stock																	$ 1,205,458
Number of common stock called by warrants (in shares)														3,700,000
Shares issued to convert accounts payable																	1,749,683
Exercised total share price								1,439,524
Exercised total price								$ 215,929
Number of disposed share						4,680	190,386
Warrant [Member] | Mr. Norman Gardner [Member] | Common stock and warrant [Member]
Restricted stock awards granted																	300,000
Common stock sold																	7,590,111
Warrant [Member] | Member of Board [Member]
Exercise price (in dollars per share)														$ 0.15
Shares issued during period value								$ 215,929						$ 15,731
Shares issued during period								1,439,524						104,876
Stock Options [Member] | Warrant [Member] | Mr. Patrick White [Member]
Exercise price (in dollars per share)													$ 0.01
Shares issued during period value													$ 1,000
Shares issued during period													100,000
Restricted Stock Awards [Member]
Restricted stock units, Expense																$ 238,530	$ 446,265
Consulting Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period value																	$ 44,120	$ 12,000
Shares issued during period																	49,500	120,000
Consulting Service Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Restricted stock units, Expense																	$ 8,625
Restricted stock vested, shares																	37,500